Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 288	$ 24,712	$ (438)	$ 24,562
Balance, shares at Dec. 31, 2021		2,875,000
Remeasurement adjustment			2,762,954	(3,929,281)	(1,166,327)
Net income (loss)				700,015	700,015
Excise tax payable			3,450,000		3,450,000
Sale of units in Initial Public Offering	$ 1,150		115,000,000		115,000,000
Sale of units in Initial Public Offering, net of offering costs, shares	11,500,000
Offering costs			(2,239,502)		(2,239,502)
Sale of Private Placement Units	$ 52		5,200,968		5,200,750
Sale of Private Placement Units, shares	520,075
Shares issued to representative	$ 12		(12)
Shares issued to representative, shares	115,000
Deferred underwriting commission			(3,450,000)		(3,450,000)
Class A Common Stock subject to possible redemption	$ (1,150)		(117,298,850)		(117,300,000)
Class A Common Stock subject to possible redemption, shares	(11,500,000)
Balance at Dec. 31, 2022	$ 64	$ 288		(3,229,704)	(3,229,352)
Balance, shares at Dec. 31, 2022	635,075	2,875,000
Remeasurement adjustment				(2,128,414)	(2,128,414)
Net income (loss)				807,289	807,289
Balance at Mar. 31, 2023	$ 64	$ 288		(4,550,829)	(4,550,477)
Balance, shares at Mar. 31, 2023	635,075	2,875,000
Balance at Dec. 31, 2022	$ 64	$ 288		(3,229,704)	(3,229,352)
Balance, shares at Dec. 31, 2022	635,075	2,875,000
Net income (loss)					2,304,899
Balance at Sep. 30, 2023	$ 64	$ 288		(6,261,793)	(6,261,441)
Balance, shares at Sep. 30, 2023	635,075	2,875,000
Balance at Dec. 31, 2022	$ 64	$ 288		(3,229,704)	(3,229,352)
Balance, shares at Dec. 31, 2022	635,075	2,875,000
Net income (loss)				2,911,502	2,911,502
Capital contribution				1,013,297	1,013,297
Accretion to redemption value				(6,552,136)	(6,552,136)
Excise tax on Class A common stock redemption				(642,389)	(642,389)
Balance at Dec. 31, 2023	$ 64	$ 288		(6,499,430)	(6,499,078)
Balance, shares at Dec. 31, 2023	635,075	2,875,000
Balance at Mar. 31, 2023	$ 64	$ 288		(4,550,829)	(4,550,477)
Balance, shares at Mar. 31, 2023	635,075	2,875,000
Remeasurement adjustment				(1,126,824)	(1,126,824)
Net income (loss)				836,383	836,383
Balance at Jun. 30, 2023	$ 64	$ 288		(4,841,270)	(4,840,918)
Balance, shares at Jun. 30, 2023	635,075	2,875,000
Remeasurement adjustment				(2,090,482)	(2,090,482)
Net income (loss)				661,226	661,226
Capital contribution				8,733	8,733
Balance at Sep. 30, 2023	$ 64	$ 288		(6,261,793)	(6,261,441)
Balance, shares at Sep. 30, 2023	635,075	2,875,000
Balance at Dec. 31, 2023	$ 64	$ 288		(6,499,430)	(6,499,078)
Balance, shares at Dec. 31, 2023	635,075	2,875,000
Net income (loss)				129,577	129,577
Capital contribution				48,666	48,666
Excise tax payable				(362,820)	(362,820)
Accretion to redemption value				(615,511)	(615,511)
Deferred underwriting commission				362,820	362,820
Balance at Mar. 31, 2024	$ 64	$ 288		(7,299,518)	(7,299,166)
Balance, shares at Mar. 31, 2024	635,075	2,875,000
Balance at Dec. 31, 2023	$ 64	$ 288		(6,499,430)	(6,499,078)
Balance, shares at Dec. 31, 2023	635,075	2,875,000
Net income (loss)					(38,005)
Balance at Sep. 30, 2024	$ 64	$ 288		(7,762,739)	(7,762,387)
Balance, shares at Sep. 30, 2024	635,075	2,875,000
Balance at Mar. 31, 2024	$ 64	$ 288		(7,299,518)	(7,299,166)
Balance, shares at Mar. 31, 2024	635,075	2,875,000
Net income (loss)				(44,457)	(44,457)
Capital contribution				309,391	309,391
Accretion to redemption value				(340,436)	(340,436)
Balance at Jun. 30, 2024	$ 64	$ 288		(7,375,020)	(7,374,668)
Balance, shares at Jun. 30, 2024	635,075	2,875,000
Net income (loss)				(123,127)	(123,127)
Capital contribution				79,399	79,399
Accretion to redemption value				(343,992)	(343,992)
Balance at Sep. 30, 2024	$ 64	$ 288		$ (7,762,739)	$ (7,762,387)
Balance, shares at Sep. 30, 2024	635,075	2,875,000